Nature of business and organization	12 Months Ended
Jun. 30, 2024
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

Organization

Bit Origin Ltd (“Bit Origin” or the “Company”), formerly known as China Xiangtai Food Co., Ltd., is a holding company incorporated on January 23, 2018, under the laws of the Cayman Islands. Bit Origin has no substantive operations other than holding all of the outstanding share capital of the following entities: SonicHash Inc, (“SonicHash Canada”), SonicHash Pte. Ltd (“SonicHash Singapore”) and SonicHash LLC (“SonicHash US”), and holding 55% of the outstanding share capital of Sonic Auspice DC LLC (“Sonic Auspice”).

Business Overview

The Company has been focusing on its cryptocurrency mining operations through its newly incorporated subsidiaries SonicHash Canada, SonicHash Singapore and SonicHash LLC since December 2021. On December 14, 2021, the Company formed SonicHash Canada, a company incorporated under the laws of Alberta, Canada. On December 16, 2021, the Company formed SonicHash Singapore, a company incorporated under the laws of Singapore. On December 17, 2021, the Company formed SonicHash US under the laws of the State of Delaware. The Company holds 100% equity interest in SonicHash Canada, SonicHash Singapore and SonicHash US, which mainly engage in cryptocurrency mining related operation and management.

Sonic Auspice DC LLC was formed by a third party under the laws of the State of Delaware on November 30, 2023. It was formed to engage in building cryptocurrency mining facilities in the United States, including a brand-new 25MW cryptocurrency mining data center, in Cheyenne, Wyoming. The Company purchased 55% of total interests from the third party at a purchase price of $750 on December 7, 2023.

The Bitcoin mining business started generating revenue in May 2022. In December 2023, the Company temporarily ceased the Bitcoin mining operations due to the high operating costs in the United States. It is currently exploring strategic opportunities to revitalize its Bitcoin mining operations.

WVM (“Xiangtai BVI”) is a holding company holding all of the outstanding equity of CVS Limited, (“Xiangtai HK”). Xiangtai HK is also a holding company holding all of the outstanding equity of Chongqing Jinghuangtai Business Management Consulting Co., Ltd. (“Xiangtai WFOE”), which controls subsidiaries and variable interest entities (VIEs) based in China. China Silanchi Holding Limited (“Silanchi”) is a holding company holding all of the outstanding equity of Haochuangge Limited, (“Haochuangge HK”). Haochuangge HK is also a holding company holding all of the outstanding equity of Beijing Gangyixing Technology Ltd. (“Gangyixing WFOE”), which controls Beijing Fu Tong Ge Technology Co., Ltd. (“Fu Tong Ge”), a VIE based in China. Silanchi and its subsidiaries and VIEs are currently not engaging in any active business. The Company disposed Xiangtai BVI and Silanchi on April 27, 2022. As a result, the historic results of operations for the Company’s disposed business are reported as discontinued operations under the guidance of Accounting Standards Codification 205 (See Note 3).

Consolidation Scope

The accompanying consolidated financial statements reflect the activities of Bit Origin and each of the following entities:

Name	Background	Ownership
SonicHash Canada	· A Canada company	100% owned by Bit Origin
SonicHash Singapore (1)	· A Singapore company	100% owned by Bit Origin
SonicHash US	· A US company	100% owned by Bit Origin
Sonic Auspice DC LLC	· A US company	55% owned by Bit Origin
Xiangtai BVI	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI *Disposed in April 2022
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK *Disposed in April 2022
CQ Penglin	· A PRC limited liability company · Slaughtering, processing, packing, and selling various processed meat products.	VIE of Xiangtai WFOE *Disposed in April 2022
GA Yongpeng	· A PRC limited liability company · Slaughtering, processing, packing and selling various processed meat products.	100% owned by Xiangtai WFOE *Disposed in April 2022
CQ Pengmei	· A PRC limited liability company · Grocery stores selling daily necessities	100% owned by Xiangtai WFOE *Disposed in April 2022
JMC	· A PRC limited liability company · Feed raw materials and formula solutions wholesales.	51 % VIE of Xiangtai WFOE *Disposed in April 2022
Silanchi	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Haochuangge	· A Hong Kong company	100% owned by Silanchi *Disposed in April 2022
Gangyixing WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Haochuangge *Disposed in April 2022
Fu Tong Ge	· A PRC limited liability company	VIE of Gangyixing WFOE *Disposed in April 2022

(1) The entity was subsequently struck off on September 4, 2024.